UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-08457

Exact name of registrant as specified in charter: Delaware Group Foundation Funds

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: September 30

Date of reporting period: March 31, 2008

Item 1. Reports to Stockholders

Semiannual report

Delaware Foundation Funds

Delaware Aggressive Allocation Portfolio
Delaware Moderate Allocation Portfolio
Delaware Conservative Allocation Portfolio

March 31, 2008

Core equity mutual funds

Table of contents

Disclosure of Portfolio expenses	1

Sector allocations	4

Statements of net assets	5

Statements of assets and liabilities	11

Statements of operations	12

Statements of changes in net assets	14

Financial highlights	20

Notes to financial statements	50

About the organization	60

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2008 Delaware Distributors, L.P.

Disclosure of Portfolio expenses
For the period October 1, 2007 to March 31, 2008

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2007 to March 31, 2008.

Actual expenses

The first section of the tables shown, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by 1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, nor do they reflect any expenses of the underlying investee Funds. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Portfolios’ expenses shown in the tables reflect fee waivers in effect. The Portfolios’ expenses shown in each table assume reinvestment of all dividends and distributions.

In each case, “Expenses Paid During Period” are equal to the Portfolios’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Disclosure of Portfolio expenses

Delaware Aggressive Allocation Portfolio
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	10/1/07	3/31/08	Expense Ratio	10/1/07 to 3/31/08
Actual Portfolio return
Class A	$1,000.00	$ 900.50	0.80%	$3.80
Class B	1,000.00	896.90	1.55%	7.35
Class C	1,000.00	897.00	1.55%	7.35
Class R	1,000.00	899.70	1.05%	4.99
Institutional Class	1,000.00	901.20	0.55%	2.61
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.00	0.80%	$4.04
Class B	1,000.00	1,017.25	1.55%	7.82
Class C	1,000.00	1,017.25	1.55%	7.82
Class R	1,000.00	1,019.75	1.05%	5.30
Institutional Class	1,000.00	1,022.25	0.55%	2.78

Delaware Moderate Allocation Portfolio
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	10/1/07	3/31/08	Expense Ratio	10/1/07 to 3/31/08
Actual Portfolio return
Class A	$1,000.00	$ 932.30	0.78%	$3.77
Class B	1,000.00	928.60	1.53%	7.38
Class C	1,000.00	928.70	1.53%	7.38
Class R	1,000.00	930.60	1.03%	4.97
Institutional Class	1,000.00	933.00	0.53%	2.56
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.10	0.78%	$3.94
Class B	1,000.00	1,017.35	1.53%	7.72
Class C	1,000.00	1,017.35	1.53%	7.72
Class R	1,000.00	1,019.85	1.03%	5.20
Institutional Class	1,000.00	1,022.35	0.53%	2.68

Delaware Conservative Allocation Portfolio
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	10/1/07	3/31/08	Expense Ratio	10/1/07 to 3/31/08
Actual Portfolio return
Class A	$1,000.00	$ 964.10	0.80%	$3.93
Class B	1,000.00	960.90	1.55%	7.60
Class C	1,000.00	960.70	1.55%	7.60
Class R	1,000.00	962.60	1.05%	5.15
Institutional Class	1,000.00	964.50	0.55%	2.70
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.00	0.80%	$4.04
Class B	1,000.00	1,017.25	1.55%	7.82
Class C	1,000.00	1,017.25	1.55%	7.82
Class R	1,000.00	1,019.75	1.05%	5.30
Institutional Class	1,000.00	1,022.25	0.55%	2.78

Sector allocations
Delaware Foundation Funds	As of March 31, 2008

Sector designations may be different than the sector designations presented in other Portfolio materials.

Delaware Aggressive Allocation Portfolio
Sector	Percentage of net assets
Affiliated Investment Companies	98.28%
Domestic Equity Funds	57.50%
International Equity Funds	23.56%
Fixed Income Funds	17.22%
Repurchase Agreement	1.84%
Total Value of Securities	100.12%
Liabilities Net of Receivables and Other Assets	(0.12%)
Total Net Assets	100.00%

Delaware Moderate Allocation Portfolio
Sector	Percentage of net assets
Affiliated Investment Companies	91.68%
Domestic Equity Funds	45.60%
International Equity Funds	13.22%
Fixed Income Funds	32.86%
Repurchase Agreement	8.04%
Total Value of Securities	99.72%
Receivables and Other Assets Net of Liabilities	0.28%
Total Net Assets	100.00%

Delaware Conservative Allocation Portfolio
Sector	Percentage of net assets
Affiliated Investment Companies	90.52%
Domestic Equity Funds	29.49%
International Equity Funds	9.34%
Fixed Income Funds	51.69%
Repurchase Agreement	9.50%
Total Value of Securities	100.02%
Liabilities Net of Receivables and Other Assets	(0.02%)
Total Net Assets	100.00%

Statements of net assets
Delaware Aggressive Allocation Portfolio	March 31, 2008 (Unaudited)

	Number of shares	Value
Affiliated Investment Companies – 98.28%
Equity Funds – 81.06%*
†Delaware Group Adviser Funds – Delaware US Growth Fund	837,544	$11,960,134
Delaware Group Equity Funds II – Delaware Value Fund	909,837	9,990,011
Delaware Group Equity Funds V –
Delaware Small Cap Core Fund	168,070	1,692,462
Delaware Group Global & International Funds –
Delaware Emerging Markets Fund	204,253	3,192,476
Delaware International Value Equity Fund	545,297	7,699,596
†Voyageur Mutual Funds III – Delaware Select Growth Fund	107,298	2,946,398
		37,481,077
Fixed Income Funds – 17.22%*
Delaware Group Government Funds –
Delaware Core Plus Bond Fund	962,289	7,197,921
Delaware Inflation Protected Bond Fund	72,040	760,742
		7,958,663
Total Affiliated Investment Companies
(cost $43,019,901)		45,439,740

	Principal amount
Repurchase Agreement** – 1.84%
BNP Paribas 1.55%, dated 3/31/08, to be repurchased
on 4/1/08, repurchase price $852,037 (collateralized
by U.S. Government obligations, ranging in par value
$48,000-$679,000, 4.125%-6.50%, 8/15/08-2/15/10;
with total market value $870,018)	$852,000	852,000
Total Repurchase Agreement (cost $852,000)		852,000

Total Value of Securities – 100.12%
(cost $43,871,901)		46,291,740
Liabilities Net of Receivables and
Other Assets – (0.12%)		(54,251)
Net Assets Applicable to 4,789,155
Shares Outstanding – 100.00%		$46,237,489

Statements of net assets
Delaware Aggressive Allocation Portfolio

Net Asset Value – Delaware Aggressive Allocation Portfolio
Class A ($31,984,279 / 3,304,091 Shares)	$9.68
Net Asset Value – Delaware Aggressive Allocation Portfolio
Class B ($6,228,196 / 650,001 Shares)	$9.58
Net Asset Value – Delaware Aggressive Allocation Portfolio
Class C ($5,757,194 / 600,347 Shares)	$9.59
Net Asset Value – Delaware Aggressive Allocation Portfolio
Class R ($1,950,289 / 201,949 Shares)	$9.66
Net Asset Value – Delaware Aggressive Allocation Portfolio
Institutional Class ($317,531 / 32,767 Shares)	$9.69

Components of Net Assets at March 31, 2008:
Shares of beneficial interest (unlimited authorization – no par)	$40,969,941
Accumulated net realized gain on investments	2,847,709
Net unrealized appreciation of investments	2,419,839
Total net assets	$46,237,489

†Non-income producing security for the period ended March 31, 2008.
*Institutional Class Shares.
**See Note 1 in “Notes to financial statements.“

Net Asset Value and Offering Price Per Share –
Delaware Aggressive Allocation Portfolio
Net asset value Class A (A)	$ 9.68
Sales charge (5.75% of offering price) (B)	0.59
Offering price	$10.27

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $50,000 or more.

See accompanying notes

Delaware Moderate Allocation Portfolio	March 31, 2008 (Unaudited)

	Number of shares	Value
Affiliated Investment Companies – 91.68%
Equity Funds – 58.82%*
†Delaware Group Adviser Funds – Delaware US Growth Fund	688,102	$9,826,099
Delaware Group Equity Funds II – Delaware Value Fund	961,677	10,559,213
Delaware Group Equity Funds V –
Delaware Small Cap Core Fund	218,323	2,198,509
Delaware Group Global & International Funds –
Delaware Emerging Markets Fund	106,399	1,663,017
Delaware International Value Equity Fund	382,303	5,398,122
†Voyageur Mutual Funds III – Delaware Select Growth Fund	64,317	1,766,136
		31,411,096
Fixed Income Funds – 32.86%*
Delaware Group Government Funds –
Delaware Core Plus Bond Fund	1,908,862	14,278,286
Delaware Inflation Protected Bond Fund	88,788	937,605
Delaware Group Income Funds –
Delaware High-Yield Opportunities Fund	128,461	511,274
Delaware Group Limited-Term Government Funds –
Delaware Limited-Term Diversified Income Fund
(formerly Delaware Limited-Term Government Fund)	215,979	1,822,863
		17,550,028
Total Affiliated Investment Companies
(cost $47,318,470)		48,961,124

	Principal amount
Repurchase Agreement** – 8.04%
BNP Paribas 1.55%, dated 3/31/08, to be repurchased
on 4/1/08, repurchase price $4,295,185 (collateralized
by U.S. Government obligations, ranging in par value
$243,000-$3,421,000, 4.125%-6.50%, 8/15/08-2/15/10;
with total market value $4,385,830)	$4,295,000	4,295,000
Total Repurchase Agreement (cost $4,295,000)		4,295,000

Total Value of Securities – 99.72%
(cost $51,613,470)		53,256,124
Receivables and Other Assets
Net of Liabilities – 0.28%		150,907
Net Assets Applicable to 5,361,128
Shares Outstanding – 100.00%		$53,407,031

Statements of net assets
Delaware Moderate Allocation Portfolio

Net Asset Value – Delaware Moderate Allocation Portfolio
Class A ($40,142,318 / 4,029,506 Shares)	$9.96
Net Asset Value – Delaware Moderate Allocation Portfolio
Class B ($4,231,516 / 425,409 Shares)	$9.95
Net Asset Value – Delaware Moderate Allocation Portfolio
Class C ($6,740,051 / 675,879 Shares)	$9.97
Net Asset Value – Delaware Moderate Allocation Portfolio
Class R ($1,135,655 / 114,249 Shares)	$9.94
Net Asset Value – Delaware Moderate Allocation Portfolio
Institutional Class ($1,157,491 / 116,085 Shares)	$9.97

Components of Net Assets at March 31, 2008:
Shares of beneficial interest (unlimited authorization – no par)	$49,345,705
Undistributed net investment income	128,624
Accumulated net realized gain on investments	2,290,048
Net unrealized appreciation of investments	1,642,654
Total net assets	$53,407,031

†Non-income producing security for the period ended March 31, 2008.
*Institutional Class Shares.
**See Note 1 in “Notes to financial statements.”

Net Asset Value and Offering Price Per Share –
Delaware Moderate Allocation Portfolio
Net asset value Class A (A)	$ 9.96
Sales charge (5.75% of offering price) (B)	0.61
Offering price	$10.57

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $50,000 or more.

See accompanying notes

Delaware Conservative Allocation Portfolio	March 31, 2008 (Unaudited)

	Number of shares	Value
Affiliated Investment Companies – 90.52%
Equity Funds – 38.83%*
†Delaware Group Adviser Funds – Delaware US Growth Fund	398,074	$5,684,495
Delaware Group Equity Funds II – Delaware Value Fund	558,144	6,128,423
Delaware Group Equity Funds V –
Delaware Small Cap Core Fund	149,010	1,500,530
Delaware Group Global & International Funds –
Delaware Emerging Markets Fund	86,687	1,354,921
Delaware International Value Equity Fund	202,798	2,863,506
		17,531,875
Fixed Income Funds – 51.69%*
Delaware Group Government Funds –
Delaware Core Plus Bond Fund	2,818,833	21,084,873
Delaware Inflation Protected Bond Fund	69,698	736,013
Delaware Group Income Funds –
Delaware High-Yield Opportunities Fund	114,602	456,114
Delaware Group Limited-Term Government Funds –
Delaware Limited-Term Diversified Income Fund
(formerly Delaware Limited-Term Government Fund)	126,057	1,063,922
		23,340,922
Total Affiliated Investment Companies
(cost $40,783,765)		40,872,797

	Principal amount
Repurchase Agreement** – 9.50%
BNP Paribas 1.55%, dated 3/31/08, to be repurchased
on 4/1/08, repurchase price $4,288,185 (collateralized
by U.S. Government obligations, ranging in par value
$243,000-$3,415,000, 4.125%-6.50%, 8/15/08-2/15/10;
with total market value $4,378,682)	$4,288,000	4,288,000
Total Repurchase Agreement (cost $4,288,000)		4,288,000

Total Value of Securities – 100.02%
(cost $45,071,765)		45,160,797
Liabilities Net of Receivables and
Other Assets – (0.02%)		(7,673)
Net Assets Applicable to 5,011,442
Shares Outstanding – 100.00%		$45,153,124

Statements of net assets
Delaware Conservative Allocation Portfolio

Net Asset Value – Delaware Conservative Allocation Portfolio
Class A ($39,207,032 / 4,351,608 Shares)	$9.01
Net Asset Value – Delaware Conservative Allocation Portfolio
Class B ($715,982 / 79,124 Shares)	$9.05
Net Asset Value – Delaware Conservative Allocation Portfolio
Class C ($4,295,738 / 476,956 Shares)	$9.01
Net Asset Value – Delaware Conservative Allocation Portfolio
Class R ($791,726 / 87,947 Shares)	$9.00
Net Asset Value – Delaware Conservative Allocation Portfolio
Institutional Class ($142,646 / 15,807 Shares)	$9.02

Components of Net Assets at March 31, 2008:
Shares of beneficial interest (unlimited authorization – no par)	$43,444,256
Undistributed net investment income	219,262
Accumulated net realized gain on investments	1,400,574
Net unrealized appreciation of investments	89,032
Total net assets	$45,153,124

†Non-income producing security for the period ended March 31, 2008.
*Institutional Class Shares.
**See Note 1 in “Notes to financial statements.”

Net Asset Value and Offering Price Per Share –
Delaware Conservative Allocation Portfolio
Net asset value Class A (A)	$9.01
Sales charge (5.75% of offering price) (B)	0.55
Offering price	$9.56

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $50,000 or more.

See accompanying notes

Statements of assets and liabilities
March 31, 2008 (Unaudited)

	Delaware	Delaware	Delaware
	Aggressive	Moderate	Conservative
	Allocation	Allocation	Allocation
	Portfolio	Portfolio	Portfolio
Assets:
Investments in affiliated investment
companies, at market	$45,439,740	$48,961,124	$40,872,797
Other investments, at market	852,000	4,295,000	4,288,000
Cash	828	1,346	428
Subscriptions receivable	31,393	312,992	4,739
Dividends receivable	8,099	18,974	25,711
Interest receivable	37	185	185
Total assets	46,332,097	53,589,621	45,191,860

Liabilities:
Liquidations payable	44,676	135,898	6,885
Due to manager and affiliates	34,583	35,507	25,975
Other accrued expenses	15,349	11,185	5,876
Total liabilities	94,608	182,590	38,736

Total Net Assets	$46,237,489	$53,407,031	$45,153,124
Investments in affiliated investment
companies, at cost	$43,019,901	$47,318,470	$40,783,765
Other investments, at cost	$852,000	$4,295,000	$4,288,000

See accompanying notes

Statements of operations

Six Months Ended March 31, 2008 (Unaudited)

	Delaware	Delaware	Delaware
	Aggressive	Moderate	Conservative
	Allocation	Allocation	Allocation
	Portfolio	Portfolio	Portfolio
Investment Income:
Dividends from affiliated
investment companies	$625,916	$712,113	$746,047
Interest	16,063	84,291	88,236
	641,979	796,404	834,283

Expenses:
Dividend disbursing and transfer agent
fees and expenses	73,952	59,367	48,970
Distribution expenses – Class A	52,392	59,098	58,997
Distribution expenses – Class B	36,141	23,879	4,232
Distribution expenses – Class C	30,081	33,005	16,954
Distribution expenses – Class R	6,549	3,499	2,425
Management fees	25,205	26,001	22,190
Registration fees	22,815	20,291	25,713
Accounting and administration expenses	10,080	10,398	8,874
Legal fees	8,218	7,801	7,070
Audit and tax	5,464	5,277	5,192
Reports and statements to shareholders	4,188	5,410	3,950
Trustees’ fees	1,248	1,273	1,089
Pricing fees	1,031	1,035	1,030
Custodian fees	588	459	779
Consulting fees	511	493	412
Insurance fees	510	734	637
Trustees’ expenses	228	194	166
Taxes (other than taxes on income)	197	38	81
Dues and services	110	83	34
	279,508	258,335	208,795
Less expenses absorbed or waived	(14,467)	—	(3,488)
Less waived distribution expenses – Class A	(8,732)	(9,850)	(9,833)
Less waived distribution expenses – Class R	(1,091)	(583)	(404)
Less expense paid indirectly	(231)	—	—
Total operating expenses	254,987	247,902	195,070
Net Investment Income	386,992	548,502	639,213

	Delaware	Delaware	Delaware
	Aggressive	Moderate	Conservative
	Allocation	Allocation	Allocation
	Portfolio	Portfolio	Portfolio
Net Realized and Unrealized Gain
(Loss) on Investments:
Realized gain distributions from affiliated
investment companies	$4,449,230	$3,209,277	$1,850,681
Net realized gain from sale of investments
in affiliated investment companies	98,452	298,969	57,742
Net realized gain on investments	4,547,682	3,508,246	1,908,423
Net change in unrealized appreciation/
depreciation of investments in affiliated
investment companies	(10,333,271)	(7,737,461)	(4,172,697)
Net Realized and Unrealized Loss
on Investments	(5,785,589)	(4,229,215)	(2,264,274)

Net Decrease in Net Assets
Resulting from Operations	$(5,398,597)	$(3,680,713)	$(1,625,061)

See accompanying notes

Statements of changes in net assets
Delaware Aggressive Allocation Portfolio

	Six Months	Year
	Ended	Ended
	3/31/08	9/30/07
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$386,992	$415,541
Net realized gain on investments	4,547,682	1,475,030
Net change in unrealized
appreciation/depreciation of investments	(10,333,271)	5,281,929
Net increase (decrease) in net assets resulting
from operations	(5,398,597)	7,172,500

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(872,727)	(529,265)
Class B	(122,913)	(64,000)
Class C	(106,056)	(47,347)
Class R	(49,238)	(16,462)
Institutional Class	(5,460)	(1,771)

Net realized gain on investments:
Class A	(1,068,846)	(1,870,286)
Class B	(217,256)	(433,696)
Class C	(187,462)	(320,848)
Class R	(67,367)	(69,721)
Institutional Class	(6,073)	(5,396)
	(2,703,398)	(3,358,792)

Capital Share Transactions:
Proceeds from shares sold:
Class A	4,483,810	8,167,569
Class B	443,258	1,899,816
Class C	1,112,351	1,342,259
Class R	235,944	1,124,957
Institutional Class	219,879	545

	Six Months	Year
	Ended	Ended
	3/31/08	9/30/07
	(Unaudited)
Capital Share Transactions (continued):
Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	$1,900,131	$2,346,322
Class B	330,233	477,685
Class C	282,977	364,797
Class R	116,605	86,158
Institutional Class	11,532	7,166
	9,136,720	15,817,274
Cost of shares repurchased:
Class A	(7,263,786)	(11,432,203)
Class B	(1,320,505)	(2,880,996)
Class C	(706,737)	(1,878,367)
Class R	(292,473)	(314,784)
Institutional Class	(40)	—
	(9,583,541)	(16,506,350)
Decrease in net assets derived from
capital share transactions	(446,821)	(689,076)
Net Increase (Decrease) in Net Assets	(8,548,816)	3,124,632

Net Assets:
Beginning of period	54,786,305	51,661,673
End of period	$46,237,489	$54,786,305

Undistributed net investment income	$—	$24,887

See accompanying notes

Statements of changes in net assets
Delaware Moderate Allocation Portfolio

	Six Months	Year
	Ended	Ended
	3/31/08	9/30/07
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$548,502	$739,560
Net realized gain on investments	3,508,246	766,822
Net change in unrealized
appreciation/depreciation of investments	(7,737,461)	3,503,353
Net increase (decrease) in net assets resulting
from operations	(3,680,713)	5,009,735

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,012,592)	(665,157)
Class B	(86,136)	(58,238)
Class C	(123,896)	(59,686)
Class R	(27,732)	(17,032)
Institutional Class	(2,686)	(8,922)

Net realized gain on investments:
Class A	(727,913)	(94,557)
Class B	(87,434)	(13,194)
Class C	(125,763)	(13,523)
Class R	(22,142)	(2,775)
Institutional Class	(1,762)	(1,130)
	(2,218,056)	(934,214)

Capital Share Transactions:
Proceeds from shares sold:
Class A	6,681,801	8,365,681
Class B	453,883	1,537,967
Class C	2,226,626	2,846,451
Class R	144,883	252,876
Institutional Class	1,044,256	10,847

	Six Months	Year
	Ended	Ended
	3/31/08	9/30/07
	(Unaudited)
Capital Share Transactions (continued):
Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	$1,705,988	$746,232
Class B	166,444	67,139
Class C	238,880	72,602
Class R	49,873	19,802
Institutional Class	4,448	10,051
	12,717,082	13,929,648
Cost of shares repurchased:
Class A	(3,275,322)	(7,065,777)
Class B	(934,947)	(1,524,757)
Class C	(1,050,473)	(1,400,990)
Class R	(82,454)	(229,482)
Institutional Class	(2,163)	(346,217)
	(5,345,359)	(10,567,223)
Increase in net assets derived from
capital share transactions	7,371,723	3,362,425
Net Increase in Net Assets	1,472,954	7,437,946

Net Assets:
Beginning of period	51,934,077	44,496,131
End of period	$53,407,031	$51,934,077

Undistributed net investment income	$128,624	$379,882

See accompanying notes

Statements of changes in net assets
Delaware Conservative Allocation Portfolio

	Six Months	Year
	Ended	Ended
	3/31/08	9/30/07
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$639,213	$1,102,782
Net realized gain on investments	1,908,423	760,409
Net change in unrealized
appreciation/depreciation of investments	(4,172,697)	1,380,711
Net increase (decrease) in net assets resulting
from operations	(1,625,061)	3,243,902

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,305,378)	(938,575)
Class B	(22,864)	(15,830)
Class C	(82,914)	(43,123)
Class R	(24,802)	(18,178)
Institutional Class	(3,086)	(2,459)

Net realized gain on investments:
Class A	(398,865)	—
Class B	(9,018)	—
Class C	(32,703)	—
Class R	(8,185)	—
Institutional Class	(878)	—
	(1,888,693)	(1,018,165)

Capital Share Transactions:
Proceeds from shares sold:
Class A	4,333,115	8,880,898
Class B	216,883	288,412
Class C	2,817,408	1,297,413
Class R	82,622	199,059
Institutional Class	58,016	140

	Six Months	Year
	Ended	Ended
	3/31/08	9/30/07
	(Unaudited)
Capital Share Transactions (continued):
Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	$1,685,763	$929,586
Class B	24,349	13,076
Class C	103,034	37,250
Class R	32,986	18,176
Institutional Class	3,963	2,459
	9,358,139	11,666,469
Cost of shares repurchased:
Class A	(3,546,391)	(5,539,756)
Class B	(286,597)	(372,595)
Class C	(668,384)	(801,350)
Class R	(51,477)	(124,377)
Institutional Class	(14)	—
	(4,552,863)	(6,838,078)
Increase in net assets derived from
capital share transactions	4,805,276	4,828,391
Net Increase in Net Assets	1,291,522	7,054,128

Net Assets:
Beginning of period	43,861,602	36,807,474
End of period	$45,153,124	$43,861,602

Undistributed net investment income	$219,262	$752,325

See accompanying notes

Financial highlights
Delaware Aggressive Allocation Portfolio Class A

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager and distributor. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
3/31/08[1]	9/30/07	9/30/06	9/30/05	9/30/04	9/30/03
(Unaudited)
$11.350	$10.610	$10.080	$ 8.740	$7.750	$6.380

0.091	0.107	0.108	0.043	0.032	0.009
(1.167)	1.372	0.580	1.346	0.991	1.413
(1.076)	1.479	0.688	1.389	1.023	1.422

(0.267)	(0.163)	(0.101)	(0.049)	(0.033)	(0.052)
(0.327)	(0.576)	(0.057)	—	—	—
(0.594)	(0.739)	(0.158)	(0.049)	(0.033)	(0.052)

$ 9.680	$11.350	$10.610	$10.080	$8.740	$7.750

(9.95% )	14.52%	6.89%	15.93%	13.21%	22.40%

$31,984	$38,495	$36,699	$28,326	$24,491	$22,965
0.80%	0.81%	0.80%	0.83%	0.80%	0.80%

0.91%	1.05%	1.13%	1.11%	1.67%	2.15%
1.75%	0.98%	1.06%	0.45%	0.38%	0.13%

1.64%	0.74%	0.73%	0.17%	(0.49% )	(1.22% )
27%	8%	9%	15%	12%	5%

Financial highlights
Delaware Aggressive Allocation Portfolio Class B

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
3/31/08[1]	9/30/07	9/30/06	9/30/05		9/30/04		9/30/03
(Unaudited)
$11.200	$10.480	$ 9.960	$8.660		$7.710		$6.340

0.052	0.026	0.032	(0.027)		(0.032)		(0.044)
(1.160)	1.355	0.573	1.327		0.982		1.414
(1.108)	1.381	0.605	1.300		0.950		1.370

(0.185)	(0.085)	(0.028)	—		—		—
(0.327)	(0.576)	(0.057)	—		—		—
(0.512)	(0.661)	(0.085)	—		—		—

$ 9.580	$11.200	$10.480	$9.960		$8.660		$7.710

(10.31% )	13.66%	6.10%	15.01%		12.32%		21.61%

$6,228	$7,908	$7,864	$6,667		$4,052		$2,694
1.55%	1.56%	1.55%	1.58%		1.55%		1.55%

1.61%	1.75%	1.83%	1.81%		2.37%		2.86%
1.00%	0.23%	0.31%	(0.30%	)	(0.37%	)	(0.62%	)

0.94%	0.04%	0.03%	(0.53%	)	(1.19%	)	(1.93%	)
27%	8%	9%	15%		12%		5%

Financial highlights
Delaware Aggressive Allocation Portfolio Class C

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
3/31/08[1]	9/30/07	9/30/06	9/30/05		9/30/04		9/30/03
(Unaudited)
$11.210	$10.490	$ 9.970	$8.660		$7.710		$6.350

0.053	0.026	0.032	(0.027)		(0.032)		(0.045)
(1.161)	1.355	0.573	1.337		0.982		1.405
(1.108)	1.381	0.605	1.310		0.950		1.360

(0.185)	(0.085)	(0.028)	—		—		—
(0.327)	(0.576)	(0.057)	—		—		—
(0.512)	(0.661)	(0.085)	—		—		—

$ 9.590	$11.210	$10.490	$9.970		$8.660		$7.710

(10.30% )	13.65%	6.10%	15.12%		12.32%		21.42%

$5,757	$6,027	$5,780	$4,147		$3,169		$2,525
1.55%	1.56%	1.55%	1.58%		1.55%		1.55%

1.61%	1.75%	1.83%	1.81%		2.37%		2.86%
1.00%	0.23%	0.31%	(0.30%	)	(0.37%	)	(0.62%	)

0.94%	0.04%	0.03%	(0.53%	)	(1.19%	)	(1.93%	)
27%	8%	9%	15%		12%		5%

Financial highlights
Delaware Aggressive Allocation Portfolio Class R

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement operations; ratios have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.

See accompanying notes

					6/2/03[2]
Six Months Ended	Year Ended				to
3/31/08[1]	9/30/07	9/30/06	9/30/05	9/30/04	9/30/03
(Unaudited)
$11.310	$10.580	$10.050	$ 8.710	$7.750	$7.460

0.078	0.080	0.083	0.012	0.002	(0.021)
(1.162)	1.362	0.576	1.346	0.990	0.311
(1.084)	1.442	0.659	1.358	0.992	0.290

(0.239)	(0.136)	(0.072)	(0.018)	(0.032)	—
(0.327)	(0.576)	(0.057)	—	—	—
(0.566)	(0.712)	(0.129)	(0.018)	(0.032)	—

$ 9.660	$11.310	$10.580	$10.050	$8.710	$7.750

(10.03% )	14.18%	6.61%	15.60%	12.81%	3.89%

$1,950	$2,241	$1,220	$1,693	$933	$4
1.05%	1.06%	1.05%	1.16%	1.15%	1.15%

1.21%	1.35%	1.43%	1.41%	1.97%	2.88%
1.50%	0.73%	0.81%	0.12%	0.03%	(0.86%	)

1.34%	0.44%	0.43%	(0.13% )	(0.79% )	(2.59%	)
27%	8%	9%	15%	12%	5%	[5]

[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager and distributor, as applicable. Performance would have been lower had the waiver not been in effect.
[5] Portfolio turnover is representative of the Portfolio for the entire year.

Financial highlights
Delaware Aggressive Allocation Portfolio Institutional Class

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
3/31/08[1]	9/30/07	9/30/06	9/30/05	9/30/04	9/30/03
(Unaudited)
$11.380	$10.630	$10.100	$ 8.760	$7.760	$6.390

0.105	0.134	0.134	0.067	0.053	0.027
(1.174)	1.381	0.578	1.344	0.999	1.413
(1.069)	1.515	0.712	1.411	1.052	1.440

(0.294)	(0.189)	(0.125)	(0.071)	(0.052)	(0.070)
(0.327)	(0.576)	(0.057)	—	—	—
(0.621)	(0.765)	(0.182)	(0.071)	(0.052)	(0.070)

$9.690	$11.380	$10.630	$10.100	$8.760	$7.760

(9.88% )	14.87%	7.12%	16.16%	13.58%	22.69%

$318	$115	$99	$550	$635	$557
0.55%	0.56%	0.55%	0.58%	0.55%	0.55%

0.61%	0.75%	0.83%	0.81%	1.37%	1.86%
2.00%	1.23%	1.31%	0.70%	0.63%	0.38%

1.94%	1.04%	1.03%	0.47%	(0.19% )	(0.93% )
27%	8%	9%	15%	12%	5%

Financial highlights
Delaware Moderate Allocation Portfolio Class A

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager and distributor, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
3/31/08[1]	9/30/07	9/30/06	9/30/05	9/30/04	9/30/03
(Unaudited)
$11.170	$10.270	$ 9.780	$8.830	$8.100	$6.900

0.120	0.181	0.164	0.110	0.094	0.088
(0.847)	0.952	0.443	0.963	0.733	1.249
(0.727)	1.133	0.607	1.073	0.827	1.337

(0.281)	(0.204)	(0.117)	(0.123)	(0.097)	(0.137)
(0.202)	(0.029)	—	—	—	—
(0.483)	(0.233)	(0.117)	(0.123)	(0.097)	(0.137)

$ 9.960	$11.170	$10.270	$9.780	$8.830	$8.100

(6.77% )	11.18%	6.25%	12.22%	10.24%	19.63%

$40,142	$39,526	$34,361	$28,660	$26,321	$29,746
0.78%	0.81%	0.80%	0.83%	0.80%	0.80%

0.83%	1.02%	1.14%	1.09%	1.62%	2.03%
2.28%	1.67%	1.65%	1.17%	1.08%	1.17%

2.23%	1.46%	1.31%	0.91%	0.26%	(0.06% )
25%	8%	6%	7%	13%	9%

Financial highlights
Delaware Moderate Allocation Portfolio Class B

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
3/31/08[1]	9/30/07	9/30/06	9/30/05	9/30/04	9/30/03
(Unaudited)
$11.120	$10.230	$ 9.740	$8.800	$8.080	$6.880

0.081	0.100	0.089	0.040	0.029	0.032
(0.850)	0.947	0.447	0.956	0.729	1.248
(0.769)	1.047	0.536	0.996	0.758	1.280

(0.199)	(0.128)	(0.046)	(0.056)	(0.038)	(0.080)
(0.202)	(0.029)	—	—	—	—
(0.401)	(0.157)	(0.046)	(0.056)	(0.038)	(0.080)

$ 9.950	$11.120	$10.230	$9.740	$8.800	$8.080

(7.14% )	10.32%	5.52%	11.34%	9.39%	18.75%

$4,232	$5,072	$4,582	$3,141	$2,448	$1,682
1.53%	1.56%	1.55%	1.58%	1.55%	1.55%

1.53%	1.72%	1.84%	1.79%	2.32%	2.74%
1.53%	0.92%	0.90%	0.42%	0.33%	0.42%

1.53%	0.76%	0.61%	0.21%	(0.44% )	(0.77% )
25%	8%	6%	7%	13%	9%

Financial highlights
Delaware Moderate Allocation Portfolio Class C

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
3/31/08[1]	9/30/07	9/30/06	9/30/05	9/30/04	9/30/03
(Unaudited)
$11.140	$10.250	$ 9.770	$8.820	$8.090	$6.890

0.081	0.100	0.089	0.040	0.029	0.031
(0.850)	0.947	0.437	0.966	0.739	1.249
(0.769)	1.047	0.526	1.006	0.768	1.280

(0.199)	(0.128)	(0.046)	(0.056)	(0.038)	(0.080)
(0.202)	(0.029)	—	—	—	—
(0.401)	(0.157)	(0.046)	(0.056)	(0.038)	(0.080)

$ 9.970	$11.140	$10.250	$9.770	$8.820	$8.090

(7.13% )	10.30%	5.40%	11.43%	9.50%	18.72%

$6,740	$6,081	$4,130	$2,694	$1,962	$1,718
1.53%	1.56%	1.55%	1.58%	1.55%	1.55%

1.53%	1.72%	1.84%	1.79%	2.32%	2.74%
1.53%	0.92%	0.90%	0.42%	0.33%	0.42%

1.53%	0.76%	0.61%	0.21%	(0.44% )	(0.77% )
25%	8%	6%	7%	13%	9%

Financial highlights
Delaware Moderate Allocation Portfolio Class R

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement operations; ratios have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.

See accompanying notes

					6/2/03[2]
Six Months Ended	Year Ended				to
3/31/08[1]	9/30/07	9/30/06	9/30/05	9/30/04	9/30/03
(Unaudited)
$11.140	$10.240	$9.750	$8.800	$8.100	$7.860

0.107	0.154	0.139	0.079	0.064	0.005
(0.852)	0.953	0.439	0.963	0.733	0.235
(0.745)	1.107	0.578	1.042	0.797	0.240

(0.253)	(0.178)	(0.088)	(0.092)	(0.097)	—
(0.202)	(0.029)	—	—	—	—
(0.455)	(0.207)	(0.088)	(0.092)	(0.097)	—

$9.940	$11.140	$10.240	$9.750	$8.800	$8.100

(6.94% )	10.94%	5.96%	11.89%	9.87%	3.05%

$1,136	$1,157	$1,022	$1,110	$960	$6
1.03%	1.06%	1.05%	1.16%	1.15%	1.15%

1.13%	1.32%	1.44%	1.39%	1.92%	2.23%
2.03%	1.42%	1.40%	0.84%	0.73%	0.14%

1.93%	1.16%	1.01%	0.61%	(0.04% )	(0.94%	)
25%	8%	6%	7%	13%	9%	[5]

[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager and distributor, as applicable. Performance would have been lower had the waiver not been in effect.
[5] Portfolio turnover is representative of the Portfolio for the entire year.

Financial highlights
Delaware Moderate Allocation Portfolio Institutional Class

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover
1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
3/31/08[1]	9/30/07	9/30/06	9/30/05	9/30/04	9/30/03
(Unaudited)
$11.200	$10.300	$ 9.800	$8.850	$8.110	$6.910

0.133	0.208	0.188	0.133	0.116	0.106
(0.853)	0.950	0.453	0.962	0.741	1.250
(0.720)	1.158	0.641	1.095	0.857	1.356

(0.308)	(0.229)	(0.141)	(0.145)	(0.117)	(0.156)
(0.202)	(0.029)	—	—	—	—
(0.510)	(0.258)	(0.141)	(0.145)	(0.117)	(0.156)

$ 9.970	$11.200	$10.300	$9.800	$8.850	$8.110

(6.70% )	11.41%	6.60%	12.46%	10.61%	19.92%

$1,157	$98	$401	$643	$774	$831
0.53%	0.56%	0.55%	0.58%	0.55%	0.55%

0.53%	0.72%	0.84%	0.79%	1.32%	1.74%
2.53%	1.92%	1.90%	1.42%	1.33%	1.42%

2.53%	1.76%	1.61%	1.21%	0.56%	0.23%
25%	8%	6%	7%	13%	9%

Financial highlights
Delaware Conservative Allocation Portfolio Class A

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover
1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager and distributor. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
3/31/08[1]	9/30/07	9/30/06	9/30/05	9/30/04	9/30/03
(Unaudited)
$9.770	$9.270	$9.000	$8.450	$7.930	$7.040

0.139	0.260	0.242	0.205	0.155	0.172
(0.476)	0.503	0.241	0.522	0.459	0.867
(0.337)	0.763	0.483	0.727	0.614	1.039

(0.324)	(0.263)	(0.213)	(0.177)	(0.094)	(0.149)
(0.099)	—	—	—	—	—
(0.423)	(0.263)	(0.213)	(0.177)	(0.094)	(0.149)

$9.010	$9.770	$9.270	$9.000	$8.450	$7.930

(3.59% )	8.36%	5.46%	8.68%	7.77%	14.92%

$39,207	$39,863	$33,571	$29,930	$27,270	$24,238
0.80%	0.81%	0.80%	0.82%	0.80%	0.80%

0.87%	1.06%	1.22%	1.20%	1.62%	1.97%
2.96%	2.73%	2.70%	2.35%	1.86%	2.30%

2.89%	2.48%	2.28%	1.97%	1.04%	1.13%
35%	13%	9%	8%	25%	1%

Financial highlights
Delaware Conservative Allocation Portfolio Class B

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover
1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
3/31/08[1]	9/30/07	9/30/06	9/30/05	9/30/04	9/30/03
(Unaudited)
$9.770	$9.270	$9.000	$8.450	$7.960	$7.080

0.103	0.188	0.174	0.139	0.092	0.115
(0.473)	0.506	0.243	0.524	0.461	0.874
(0.370)	0.694	0.417	0.663	0.553	0.989

(0.251)	(0.194)	(0.147)	(0.113)	(0.063)	(0.109)
(0.099)	—	—	—	—	—
(0.350)	(0.194)	(0.147)	(0.113)	(0.063)	(0.109)

$9.050	$9.770	$9.270	$9.000	$8.450	$7.960

(3.91% )	7.57%	4.69%	7.89%	6.96%	14.09%

$716	$826	$852	$758	$711	$698
1.55%	1.56%	1.55%	1.57%	1.55%	1.55%

1.57%	1.76%	1.92%	1.90%	2.32%	2.68%
2.21%	1.98%	1.95%	1.60%	1.11%	1.55%

2.19%	1.78%	1.58%	1.27%	0.34%	0.42%
35%	13%	9%	8%	25%	1%

Financial highlights
Delaware Conservative Allocation Portfolio Class C

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover
1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
3/31/08[1]	9/30/07	9/30/06	9/30/05	9/30/04	9/30/03
(Unaudited)
$9.730	$9.230	$8.960	$8.420	$7.930	$7.050

0.104	0.189	0.175	0.139	0.093	0.116
(0.474)	0.505	0.242	0.514	0.460	0.873
(0.370)	0.694	0.417	0.653	0.553	0.989

(0.251)	(0.194)	(0.147)	(0.113)	(0.063)	(0.109)
(0.099)	—	—	—	—	—
(0.350)	(0.194)	(0.147)	(0.113)	(0.063)	(0.109)

$9.010	$9.730	$9.230	$8.960	$8.420	$7.930

(3.93% )	7.60%	4.71%	7.80%	6.99%	14.15%

$4,296	$2,294	$1,643	$579	$641	$340
1.55%	1.56%	1.55%	1.57%	1.55%	1.55%

1.57%	1.76%	1.92%	1.90%	2.32%	2.68%
2.21%	1.98%	1.95%	1.60%	1.11%	1.55%

2.19%	1.78%	1.58%	1.27%	0.34%	0.42%
35%	13%	9%	8%	25%	1%

Financial highlights
Delaware Conservative Allocation Portfolio Class R

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover
1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Date of commencement operations; ratios have been annualized and total return has not been annualized.
3 The average shares outstanding method has been applied for per share information.

See accompanying notes

					6/2/03[2]
Six Months Ended	Year Ended				to
3/31/08[1]	9/30/07	9/30/06	9/30/05	9/30/04	9/30/03
(Unaudited)
$9.750	$9.250	$8.980	$8.420	$7.930	$7.800

0.127	0.237	0.220	0.176	0.126	0.034
(0.478)	0.503	0.236	0.531	0.449	0.131
(0.351)	0.740	0.456	0.707	0.575	0.165

(0.300)	(0.240)	(0.186)	(0.147)	(0.085)	(0.035)
(0.099)	—	—	—	—	—
(0.399)	(0.240)	(0.186)	(0.147)	(0.085)	(0.035)

$9.000	$9.750	$9.250	$8.980	$8.420	$7.930

(3.74% )	8.12%	5.16%	8.46%	7.27%	2.12%

$792	$792	$661	$200	$185	$8
1.05%	1.06%	1.05%	1.15%	1.15%	1.15%

1.17%	1.36%	1.52%	1.50%	1.92%	2.28%
2.71%	2.48%	2.45%	2.02%	1.51%	1.30%

2.59%	2.18%	1.98%	1.67%	0.74%	0.17%
35%	13%	9%	8%	25%	1% [5]
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager and distributor, as applicable. Performance would have been lower had the waiver not been in effect.
5 Portfolio turnover is representative of the Portfolio for the entire year.

Financial highlights
Delaware Conservative Allocation Portfolio Institutional Class

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover
1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
3/31/08[1]	9/30/07	9/30/06	9/30/05	9/30/04	9/30/03
(Unaudited)
$9.800	$9.290	$9.020	$8.470	$7.930	$7.040

0.151	0.284	0.264	0.226	0.176	0.191
(0.484)	0.512	0.241	0.522	0.468	0.861
(0.333)	0.796	0.505	0.748	0.644	1.052

(0.348)	(0.286)	(0.235)	(0.198)	(0.104)	(0.162)
(0.099)	—	—	—	—	—
(0.447)	(0.286)	(0.235)	(0.198)	(0.104)	(0.162)

$9.020	$9.800	$9.290	$9.020	$8.470	$7.930

(3.55% )	8.72%	5.71%	8.92%	8.16%	15.12%

$142	$87	$80	$254	$387	$300
0.55%	0.56%	0.55%	0.57%	0.55%	0.55%

0.57%	0.76%	0.92%	0.90%	1.32%	1.68%
3.21%	2.98%	2.95%	2.60%	2.11%	2.55%

3.19%	2.78%	2.58%	2.27%	1.34%	1.42%
35%	13%	9%	8%	25%	1%

Notes to financial statements
Delaware Foundation Funds	March 31, 2008 (Unaudited)

Delaware Group Foundation Funds (Trust) is organized as a Delaware statutory trust and offers three portfolios: Delaware Aggressive Allocation Portfolio, Delaware Moderate Allocation Portfolio and Delaware Conservative Allocation Portfolio (Portfolio, or collectively as the Portfolios). The Trust is an open-end investment company. The Portfolios are considered non-diversified under the Investment Company Act of 1940, as amended. The Portfolios offer Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. The Portfolios will invest in other open-end investment companies (mutual funds) that are members of the Delaware Investments® Family of Funds (Underlying Funds). The Underlying Funds include funds that invest in U.S. and foreign stocks, bonds and money market instruments.

The investment objective of Delaware Aggressive Allocation Portfolio is to seek to provide long-term capital growth.

The investment objective of Delaware Moderate Allocation Portfolio is to seek capital appreciation with current income as a secondary objective.

The investment objective of Delaware Conservative Allocation Portfolio is to seek a combination of current income and preservation of capital with capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Portfolios.

Security Valuation — The value of the Portfolios’ investments in the Underlying Funds is based on the published net asset value of the Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair

1. Significant Accounting Policies (continued)

value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes — Each Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective March 31, 2008, the Portfolios adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolios’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Portfolios on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Portfolios may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolios’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Portfolios are charged directly to the Portfolios. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in

Notes to financial statements
Delaware Foundation Funds

1. Significant Accounting Policies (continued)

calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Each Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

The Portfolios receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Portfolio pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual management fee which is calculated at the rate of 0.25% of each of the Portfolio’s average daily net assets.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Portfolio to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, inverse floater expenses, brokerage fees, 12b-1 plan expenses, certain insurance costs and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations do not exceed 0.55% of average daily net assets through January 31, 2009. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Portfolios’ Board of Trustees and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Portfolios.

Effective October 1, 2007, Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Portfolios. For these services, the Portfolios pay DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. Prior to October 1, 2007, DSC provided fund accounting and administrative services to the Funds and received a fee at an annual rate of 0.04% of average daily net assets.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

For the six months ended March 31, 2008, the Portfolios were charged for these services as follows:

Delaware	Delaware	Delaware
Aggressive	Moderate	Conservative
Allocation	Allocation	Allocation
Portfolio	Portfolio	Portfolio
$1,260	$1,230	$1,109

DSC also provides dividend disbursing and transfer agency services. The Portfolios pay DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Portfolios pay DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees through January 31, 2009 in order to prevent distribution and service fees of Class A shares from exceeding 0.25% of average daily net assets and Class R shares from exceeding 0.50% of average daily net assets.

At March 31, 2008, the Portfolios had liabilities payable to affiliates as follows:

	Delaware	Delaware	Delaware
	Aggressive	Moderate	Conservative
	Allocation	Allocation	Allocation
	Portfolio	Portfolio	Portfolio
Investment management fee
payable to DMC	$ 700	$ 4,424	$ 3,652
Dividend disbursing, transfer agent fees
and other expenses payable to DSC	9,873	7,225	4,088
Distribution fee payable to DDLP	17,680	18,183	12,756
Other expenses payable to
DMC and affiliates*	6,330	5,675	5,479

*DMC, as part of its administrative services, pays operating expenses on behalf of each Portfolio and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

Notes to financial statements
Delaware Foundation Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

As provided in the investment management agreement, each Portfolio bears the cost of certain legal and tax services, including internal legal and tax services provided to the Portfolios by DMC and/or its affiliates’ employees. For the six months ended March 31, 2008, each Portfolio was charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

Delaware	Delaware	Delaware
Aggressive	Moderate	Conservative
Allocation	Allocation	Allocation
Portfolio	Portfolio	Portfolio
$1,846	$1,933	$1,646

For the six months ended March 31, 2008, DDLP earned commissions on sales of Class A shares for each Portfolio as follows:

Delaware	Delaware	Delaware
Aggressive	Moderate	Conservative
Allocation	Allocation	Allocation
Portfolio	Portfolio	Portfolio
$5,657	$9,878	$3,167

For the six months ended March 31, 2008, DDLP received gross CDSC commissions on redemption of each Portfolio’s Class A, Class B and Class C shares, respectively. These commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares. The amounts received were as follows:

	Delaware	Delaware	Delaware
	Aggressive	Moderate	Conservative
	Allocation	Allocation	Allocation
	Portfolio	Portfolio	Portfolio
Class A	$ 14	$ —	$ 2
Class B	962	3,716	974
Class C	298	165	110

Trustees’ fees include expenses accrued by the Portfolios for each Trustee’s retainer, per meeting fees and retirement benefits. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Portfolios.

3. Investments

For the six months ended March 31, 2008, the Portfolios made purchases and sales of investment securities other than short-term investments as follows:

	Delaware	Delaware	Delaware
	Aggressive	Moderate	Conservative
	Allocation	Allocation	Allocation
	Portfolio	Portfolio	Portfolio
Purchases	$8,464,373	$13,840,972	$12,264,392
Sales	6,863,039	5,853,720	7,021,976

At March 31, 2008, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2008 the cost of investments and unrealized appreciation (depreciation) for each Portfolio were as follows:

	Delaware	Delaware	Delaware
	Aggressive	Moderate	Conservative
	Allocation	Allocation	Allocation
	Portfolio	Portfolio	Portfolio
Cost of investments	$44,680,333	$52,022,150	$45,228,714
Aggregate unrealized appreciation	$ 3,295,947	$ 2,474,301	$ 849,018
Aggregate unrealized depreciation	(1,684,540)	(1,240,327)	(916,935)
Net unrealized appreciation (depreciation)	$ 1,611,407	$ 1,233,974	$ (67,917)

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended March 31, 2008 and the year ended September 30, 2008 was as follows:

	Delaware	Delaware	Delaware
	Aggressive	Moderate	Conservative
	Allocation	Allocation	Allocation
	Portfolio	Portfolio	Portfolio
Six months ended 3/31/08*
Ordinary Income	$1,247,695	$1,253,042	$1,439,044
Long-term capital gain	1,455,703	965,014	449,649
Total	$2,703,398	$2,218,056	$1,888,693
Year ended 9/30/07
Ordinary Income	$1,146,059	$ 809,035	$1,018,165
Long-term capital gain	2,212,733	125,179	—
Total	$3,358,792	$ 934,214	$1,018,165

*Tax information for the period ended March 31, 2008 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

Notes to financial statements
Delaware Foundation Funds

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of March 31, 2008, the estimated components of net assets on a tax basis were as follows:

	Delaware	Delaware	Delaware
	Aggressive	Moderate	Conservative
	Allocation	Allocation	Allocation
	Portfolio	Portfolio	Portfolio
Shares of beneficial interest	$40,969,941	$49,345,705	$43,444,256
Undistributed ordinary income	—	149,269	262,069
Undistributed long-term capital gain	3,656,141	2,678,083	1,514,716
Unrealized appreciation (depreciation)
of investments	1,611,407	1,233,974	(67,917)
Net assets	$46,237,489	$53,407,031	$45,153,124

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of dividends and distributions. Results of operations and net assets were not affected by these reclassifications. For the six months ended March 31, 2008, the Portfolios recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

	Delaware	Delaware	Delaware
	Aggressive	Moderate	Conservative
	Allocation	Allocation	Allocation
	Portfolio	Portfolio	Portfolio
Undistributed net investment income	$ 744,515	$ 453,282	$ 266,768
Accumulated realized gain (loss)	(744,515)	(453,282)	(266,768)

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Aggressive		Delaware Moderate		Delaware Conservative
	Allocation Portfolio		Allocation Portfolio		Allocation Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	3/31/08	9/30/07	3/31/08	9/30/07	3/31/08	9/30/07
	(Unaudited)		(Unaudited)		(Unaudited)
Shares sold:
Class A	434,211	746,726	642,482	777,916	467,954	939,431
Class B	41,707	176,056	43,703	143,586	22,879	30,249
Class C	107,115	124,171	210,132	265,038	300,935	137,679
Class R	22,142	103,390	13,578	23,323	8,912	20,892
Institutional
Class	21,598	50	107,080	1,024	6,518	15

Shares issued upon reinvestment of dividends and distributions:
Class A	178,752	223,886	160,790	71,070	180,876	99,634
Class B	31,332	45,931	15,673	6,388	2,596	1,392
Class C	26,822	35,043	22,451	6,895	11,031	3,984
Class R	10,990	8,237	4,709	1,888	3,539	1,948
Institutional
Class	1,085	684	420	957	425	263
	875,754	1,464,174	1,221,018	1,298,085	1,005,665	1,235,487

Shares repurchased:
Class A	(699,027)	(1,038,822)	(311,209)	(655,751)	(376,892)	(581,859)
Class B	(128,858)	(266,574)	(90,287)	(141,766)	(30,885)	(39,079)
Class C	(71,189)	(172,688)	(102,365)	(129,172)	(70,778)	(83,891)
Class R	(29,272)	(28,849)	(7,940)	(21,105)	(5,686)	(13,086)
Institutional
Class	(4)	—	(207)	(32,134)	(2)	—
	(928,350)	(1,506,933)	(512,008)	(979,928)	(484,243)	(717,915)
Net increase
(decrease)	(52,596)	(42,759)	709,010	318,157	521,422	517,572

Notes to financial statements
Delaware Foundation Funds

6. Capital Shares (continued)

For the six months ended March 31, 2008 and the year ended September 30, 2007, the following shares and values were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables on page 57 and the statements of changes in net assets.

	Six month Ended			Year Ended
	3/31/08			9/30/07
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Aggressive
Allocation Portfolio	66,401	65,558	$677,939	110,823	109,523	$1,208,049
Delaware Moderate
Allocation Portfolio	34,912	34,809	357,534	42,243	42,095	$ 457,401
Delaware Conservative
Allocation Portfolio	9,329	9,355	85,974	12,651	12,667	$ 121,643

7. Line of Credit

The Portfolios, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Portfolios had no amounts outstanding as of March 31, 2008, or at any time during the period then ended.

8. Contractual Obligations

Each Portfolio enters into contracts in the normal course of business that contain a variety of indemnifications. Each Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these contracts. Management has reviewed each Portfolio’s existing contracts and expects the risk of loss to be remote.

About the organization

This semiannual report is for the information of Delaware Foundation Funds shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Foundation Funds and the Delaware Investments® Fund Profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers	Contact information

David F. Connor
Vice President, Deputy General Counsel, and
Secretary
Delaware Investments® Family of Funds
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Investment manager
Delaware Management Company, a series of
Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend disbursing,
and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial
institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on each Fund’s Web site at www.delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

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SA-444 [3/08] DG3 5/08 MF-08-04-348 PO 12943 (3093)

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

     Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

     Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant:

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	June 6, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	June 6, 2008

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	June 6, 2008